LIFEPOINTS(R) FUNDS


FRANK RUSSELL INVESTMENT COMPANY

2002 Annual Report

CLASS C, D, E, AND S SHARES


EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND


OCTOBER 31, 2002

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                        Frank Russell Investment Company

                               LifePoints(R) Funds

                                  Annual Report

                                October 31, 2002


                                Table of Contents

                                                                       Page
Letter to Our Clients ...............................................    3

Portfolio Management Discussions ....................................    4

Statements of Net Assets ............................................   13

Statement of Assets and Liabilities .................................   18

Statement of Operations .............................................   20

Statement of Changes in Net Assets ..................................   22

Financial Highlights ................................................   24

Notes to Financial Statements .......................................   31

Report of Independent Accountants ...................................   38

Tax Information .....................................................   39

Disclosure of Information about Fund Directors ......................   40

Matter Submitted to a Vote of Shareholders ..........................   43

Manager, Money Managers and Service Providers .......................   46

Frank Russell Investment Company - LifePoints Funds

Copyright (C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients



As we present Frank Russell Investment Company's 2002 Annual Report, we would like to thank you for choosing to put your confidence in Russell's MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment solution.

This annual report is being delivered against the backdrop of continued, uncertain markets. As the third year of a bear market passes we would like to take a moment to reflect on our investment process and how it has performed in this volatile environment.

Overall, Russell's focus on diversity and risk management has been accomplished through the use of multiple asset classes, where applicable, and multiple style differentiated money managers. This process ensures that investors are participating in a broad range of asset classes and investment styles. For example, certain segments of the equity market were strong performers, such as value relative to growth and international relative to domestic. As Russell investors, your broad asset allocation was supported by money manager diversification.

As we move into 2003, we remain committed to our strategically diversified investment philosophy based on world class independent manager research. As global leaders in multi-manager investing, we continue to have a worldwide network of manager research analysts conducting ongoing reviews of the managers in your portfolios, ensuring the most appropriate managers and strategies are employed.

You have put your financial security in our hands and we take that responsibility very seriously. Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2003 and will continue to earn your support.

Warm Regards,

/s/ LEN BRENNAN
Len Brennan
President and Chief Executive Officer

Lifepoints(R) Funds

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Performance Review

The LifePoints(R) Funds' returns for the fiscal year ended October 31, 2002 are as follows:

Equity Aggressive Strategy Fund      Aggressive Strategy Fund     Balanced Strategy Fund
---------------------------------    --------------------------   -------------------------
   Class C              (12.73)%       Class C       (9.20)%        Class C       (5.42)%
   Class D              (12.34)%       Class D       (8.78)%        Class D       (5.01)%
   Class E              (12.05)%       Class E       (8.64)%        Class E       (4.73)%
   Class S              (11.95)%       Class S       (8.37)%        Class S       (4.47)%

Moderate Strategy Fund               Conservative Strategy Fund
---------------------------------    --------------------------
   Class C               (2.00)%       Class C       1.01%
   Class D               (1.58)%       Class D       1.52%
   Class E               (1.22)%       Class E       1.79%
   Class S               (1.08)%       Class S       2.02%

Performance Review

For the fiscal year ended October 31, 2002, the LifePoints Funds produced solid benchmark-relative performance. Positive returns in the fixed income, real estate, and emerging markets arenas all helped boost returns and soften the fall of most US and international equity investments.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first calendar quarter of 2002 and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

Most of the negative impact was felt in the large cap sector. While small cap companies are required to generate the same quantitative financial information as large cap companies, they often do not complement this with the qualitative attributes that help facilitate an understanding of their businesses. As a result, small cap managers are accustomed to delving deeper into small cap company accounts in order to gain confidence in these investments. This increased scrutiny and analysis benefited small cap managers' results. Where large cap sell-offs rippled into smaller stocks, some managers perceived this as a buying opportunity.

The market environment for active small cap management was moderately favorable during the period due to several factors. Small cap active managers' collective tendency to have a larger cap profile than the benchmark helped returns during the fiscal year, as larger stocks outperformed smaller issues. Active small cap value and small cap core managers tend to tilt toward lower valuation stocks versus their benchmarks, which helped as value stocks outperformed growth stocks by almost 20 percentage points. Lastly, active managers generally retain an allocation to cash, which has clearly aided in a depressed equity market.

Fixed income markets responded to investors' changing perceptions of the macro-economic environment during this period. From November 2001 to March 2002, rates rose causing credit sectors to outperform in reaction to initial positive economic indicators and statements from Federal Reserve Chairman Alan Greenspan. The latter half of the fiscal year was the opposite, during which rates fell and investors favored ratings quality. This caused non-treasury sectors to underperform relative to equivalent treasuries.

Similar to the US market, late 2001 saw a small rally in world equity markets, prompting some to suggest that the 19-month bear market might finally be over. This optimism stemmed from the belief that a favorable outcome of the war in Afghanistan appeared to be more imminent than expected, the dollar was stronger against most major currencies, positive signs from the economic data, some good news from the corporate sector, and further cuts to benchmark interest rates by the European Central Bank and the Bank of England.

The fiscal year began with expectations that recent policy moves by world central banks would help trigger an economic recovery in 2002. However, based on the S&P/IFC Investable Composite Index, emerging markets fell during the second quarter by 8.0%, responding to the sharp decline in developed markets over concerns regarding US economic growth, corporate earnings, and questionable accounting practices. For US dollar-based investors, currency losses compounded the effect of modest declines in the stock market.

In general, asset diversification gave LifePoints' investors some relief from the volatility that dominated the markets. For the fiscal year ended October 31, 2002, LifePoints' underlying fund (Class S shares) returns are as follows:
Diversified Equity Fund, -14.02%; Special Growth Fund, -9.56%; Quantitative Equity Fund, -15.94%; International Securities Fund, -12.67%; Emerging Markets Fund, 5.91%; Real Estate Securities Fund, 4.55%; Multistrategy Bond Fund, 3.72%; Short Term Bond Fund, 4.81%; and Diversified Bond Fund, 5.18%.

4 Lifepoints(R) Funds

Equity Aggressive Strategy Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: Equity Aggressive Strategy Fund seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year to year market values.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.


                                     [GRAPH]


Equity Aggressive Strategy Fund - Class C++
--------------------------------------------------
   Periods Ended        Growth of         Total
     10/31/02           $ 10,000          Return
------------------   ---------------  ------------
1 Year                   $8,727          (12.73)%
5 Years                  $9,175           (1.71)%(S)
Inception                $8,698           (2.71)%(S)

Equity Aggressive Strategy Fund - Class D+
--------------------------------------------------
Periods Ended           Growth of         Total
  10/31/02              $ 10,000          Return
------------------   ---------------  ------------
1 Year                   $8,766          (12.34)%
5 Years                  $9,335           (1.37)%(S)
Inception                $8,850           (2.37)%(S)


Equity Aggressive Strategy Fund - Class E
--------------------------------------------------
   Periods Ended        Growth of         Total
     10/31/02           $ 10,000          Return
------------------   ---------------  ------------
1 Year                   $ 8,795         (12.05)%
5 Years                  $ 9,439          (1.15)%(S)
Inception                $ 8,948          (2.16)%(S)


Equity Aggressive Strategy Fund - Class S+++
--------------------------------------------------
   Periods Ended        Growth of         Total
     10/31/02           $ 10,000          Return
------------------   ---------------  ------------
1 Year                   $ 8,805         (11.95)%
5 Years                  $ 9,522          (0.98)%(S)
Inception                $ 9,027          (1.99)%(S)


Equity Aggressive Strategy Composite Benchmark
--------------------------------------------------
   Periods Ended        Growth of         Total
     10/31/02           $ 10,000          Return
------------------   ---------------  ------------
1 Year                   $ 8,900         (11.00)%
5 Years                  $10,181           0.36%(S)
Inception                $ 9,706          (0.59)%(S)

Russell 1000(R) Index
--------------------------------------------------
   Periods Ended        Growth of         Total
     10/31/02           $ 10,000          Return
------------------   ---------------  ------------
1 Year                   $ 8,540         (14.60)%
5 Years                  $10,356           0.70%(S)
Inception                $10,020           0.04%(S)

Salomon Smith Barney Broad Market Index
(BMI) Ex-US
--------------------------------------------------
   Periods Ended        Growth of         Total
     10/31/02           $ 10,000          Return
------------------   ---------------  ------------
1 Year                   $ 8,877         (11.23)%
5 Years                  $ 8,915          (2.27)%(S)
Inception                $ 8,330          (3.53)%(S)

                                               Equity Aggressive Strategy Fund 5

Aggressive Strategy Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: Aggressive Strategy Fund seeks to achieve high, long-term capital appreciation, with low current income while recognizing the possibility of substantial fluctuations in year to year market values.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.

                                    [GRAPH]

Aggressive Strategy Fund - Class C++
--------------------------------------------------
 Periods Ended         Growth of         Total
    10/31/02           $ 10,000         Return
----------------      -------------    ---------
1 Year                 $  9,080         (9.20)%
5 Years                $  9,847         (0.31)%(S)
Inception              $  9,601         (0.79)%(S)

Aggressive Strategy Fund - Class D+
--------------------------------------------------
 Periods Ended         Growth of         Total
    10/31/02           $ 10,000         Return
----------------      -------------    ---------
1 Year                 $  9,122         (8.78)%
5 Years                $ 10,048          0.10%(S)
Inception              $  9,797         (0.40)%(S)


Aggressive Strategy Fund - Class E
--------------------------------------------------
 Periods Ended         Growth of         Total
    10/31/02           $ 10,000         Return
----------------      -------------    ---------
1 Year                 $  9,136         (8.64)%
5 Years                $ 10,147          0.29%(S)
Inception              $  9,893         (0.21)%(S)

Aggressive Strategy Fund - Class S+++
--------------------------------------------------
 Periods Ended         Growth of         Total
    10/31/02           $ 10,000         Return
----------------      -------------    ---------
1 Year                 $  9,163         (8.37)%
5 Years                $ 10,225          0.45%(S)
Inception              $  9,969         (0.06)%(S)

Aggressive Strategy Composite Benchmark
--------------------------------------------------
 Periods Ended       Growth of      Total
   10/31/02           $ 10,000     Return
--------------      ------------  ---------
1 Year                $  9,285      (7.15)%
5 Years               $ 10,944       1.82%(S)
Inception             $ 10,528       1.02%(S)

Russell 1000(R)  Index

 Periods Ended        Growth of     Total
   10/31/02           $ 10,000     Return
--------------       -----------  ---------
1 Year                $  8,540     (14.60)%
5 Years               $ 10,356       0.70%(S)
Inception             $ 10,020       0.04%(S)

Salomon Smith Barney Broad Market Index
(BMI) Ex-US
--------------------------------------------------
 Periods Ended        Growth of     Total
   10/31/02           $ 10,000      Return
--------------      ------------   --------
1 Year                $  8,877     (11.23)%
5 Years               $  8,915      (2.27)%(S)
Inception             $  8,330      (3.53)%(S)

6 Aggressive Strategy Fund

Balanced Strategy Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: Balanced Strategy Fund seeks a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.

                                     [GRAPH]

Balanced Strategy Fund - Class C++
--------------------------------------------------
 Periods Ended       Growth of         Total
   10/31/02          $ 10,000         Return
---------------    -------------   ------------
1 Year               $  9,458         (5.42)%
5 Years              $ 10,920          1.77%(S)
Inception            $ 10,778          1.47%(S)

Balanced Strategy Fund - Class D+
--------------------------------------------------
 Periods Ended       Growth of         Total
   10/31/02          $ 10,000         Return
---------------    -------------   ------------
1 Year               $  9,499         (5.01)%
5 Years              $ 11,132          2.17%(S)
Inception            $ 10,987          1.85%(S)

Balanced Strategy Fund - Class E
--------------------------------------------------
 Periods Ended       Growth of         Total
  10/31/02           $ 10,000         Return
---------------    -------------   ------------
1 Year               $  9,527         (4.73)%
5 Years              $ 11,245          2.37%(S)
Inception            $ 11,099          2.06%(S)

Balanced Strategy Fund - Class S+++
--------------------------------------------------
 Periods Ended       Growth of         Total
  10/31/02           $ 10,000         Return
---------------    -------------   ------------
1 Year               $  9,553         (4.47)%
5 Years              $ 11,333          2.53%(S)
Inception            $ 11,185          2.21%(S)

Balanced Strategy Composite Benchmark
--------------------------------------------------
 Periods Ended       Growth of        Total
   10/31/02          $ 10,000         Return
---------------    ------------    -----------
1 Year               $  9,661        (3.39)%
5 Years              $ 11,944         3.62%(S)
Inception            $ 11,679         3.10%(S)

Lehman Brothers Aggregate Bond Index
--------------------------------------------------
 Periods Ended       Growth of        Total
   10/31/02          $ 10,000         Return
---------------    ------------    -----------
1 Year               $ 10,589         5.89%
5 Years              $ 14,307         7.43%(S)
Inception            $ 14,514         7.60%(S)

Russell 1000(R) Index
--------------------------------------------------
 Periods Ended       Growth of        Total
   10/31/02          $ 10,000        Return
----------------   ------------   ------------
1 Year               $  8,540       (14.60)%
5 Years              $ 10,356         0.70%(S)
Inception            $ 10,020         0.04%(S)

                                                        Balanced Strategy Fund 7

Moderat Strategy Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: Moderate Strategy Fund seeks to achieve moderate long-term capital appreciation with high current income while recognizing the possibility of moderate fluctuations in year to year market values.

Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.

                                     [GRAPH]

Moderate Strategy Fund - Class C++
--------------------------------------------------
  Periods Ended       Growth of         Total
    10/31/02          $ 10,000         Return
----------------    -------------    ------------
1 Year                $   9,800         (2.00)%
5 Years               $  11,766          3.31%(S)
Inception             $  11,543          2.86%(S)

Moderate Strategy Fund - Class D+
--------------------------------------------------
  Periods Ended       Growth of         Total
    10/31/02          $ 10,000         Return
----------------    -------------    -----------
1 Year                $   9,842         (1.58)%
5 Years               $  11,976          3.67%(S)
Inception             $  11,748          3.22%(S)

Moderate Strategy Fund - Class E
--------------------------------------------------
  Periods Ended       Growth of         Total
    10/31/02          $ 10,000         Return
----------------    -------------    -----------
1 Year                $   9,878         (1.22)%
5 Years               $  12,113          3.91%(S)
Inception             $  11,883          3.45%(S)

Moderate Strategy Fund - Class S+++
--------------------------------------------------
  Periods Ended       Growth of         Total
    10/31/02          $ 10,000         Return
----------------    ------------     -----------
1 Year                $   9,892         (1.08)%
5 Years               $  12,181          4.02%(S)
Inception             $  11,949          3.57%(S)

Moderate Strategy Composite Benchmark
--------------------------------------------------
 Periods Ended      Growth of      Total
   10/31/02         $ 10,000       Return
----------------  ------------  -----------
1 Year              $   9,955      (0.45)%
5 Years             $  12,566       4.67%(S)
Inception           $  12,412       4.34%(S)

Merrill Lynch 1-2.99 Years Treasury Index
--------------------------------------------------
 Periods Ended      Growth of      Total
   10/31/02         $ 10,000       Return
---------------   ------------  -----------
1 Year              $  10,490       4.90%
5 Years             $  13,680       6.47%(S)
Inception           $  13,781       6.51%(S)

Lehman Brothers Aggregate Bond Index
--------------------------------------------------
 Periods Ended      Growth of      Total
   10/31/02         $ 10,000       Return
----------------  ------------  -----------
1 Year              $  10,589       5.89%
5 Years             $  14,307       7.43%(S)
Inception           $  14,514       7.60%(S)

8 Moderate Strategy Fund

Conservative Strategy Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: Conservative Strategy Fund seeks to achieve a moderate rate of return through low capital appreciation and reinvestment of a high level of current income.


Strategy: Each LifePoints(R) Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the LifePoints(R) Funds seek to maintain different allocations between classes of domestic equity, international equity, and fixed income, depending on the LifePoints(R) Fund's investment objective and risk profile.

                                    [GRAPH]

Conservative Strategy Fund - Class C++
--------------------------------------------------
 Periods Ended      Growth of        Total
   10/31/02         $ 10,000        Return
---------------   -------------   ----------
1 Year              $  10,101        1.01%
Inception           $  12,379        4.38%(S)


Conservative Strategy Fund - Class D+
--------------------------------------------------
 Periods Ended      Growth of        Total
   10/31/02         $ 10,000        Return
---------------   -------------   ----------
1 Year              $  10,152        1.52%
Inception           $  12,617        4.77%(S)


Conservative Strategy Fund - Class E
--------------------------------------------------
 Periods Ended      Growth of        Total
   10/31/02         $ 10,000        Return
---------------   -------------   ----------
1 Year              $  10,179        1.79%
Inception           $  12,763        5.02%(S)


Conservative Strategy Fund - Class S+++
--------------------------------------------------
 Periods Ended      Growth of        Total
   10/31/02         $ 10,000        Return
---------------   -------------   ----------
1 Year              $  10,202        2.02%
Inception           $  12,857        5.17%(S)

Conservative Strategy Composite Benchmark
--------------------------------------------------
 Periods Ended      Growth of        Total
   10/31/02         $ 10,000        Return
---------------   -------------   ----------
1 Year              $  10,241       2.41%
Inception           $  13,128       5.59%(S)


Merrill Lynch 1-2.99 Years Treasury Index
--------------------------------------------------
 Periods Ended      Growth of        Total
   10/31/02         $ 10,000        Return
---------------   -------------   ----------
1 Year              $  10,490       4.90%
Inception           $  13,680       6.51%(S)


Lehman Brothers Aggregate Bond Index
--------------------------------------------------
 Periods Ended      Growth of        Total
   10/31/02         $ 10,000        Return
---------------   -------------   ----------
1 Year              $  10,589       5.89%
Inception           $  14,307       7.60%(S)

                                                    Conservative Strategy Fund 9

Lifepoints(R) Funds

Benchmark Composition--October 31, 2002 (Unaudited)


Equity Aggressive Strategy Fund

* Equity Aggressive Strategy Fund Class E commenced operations on September 30, 1997. Index comparison began October 1, 1997.

++++ The Equity Aggressive Strategy Composite Benchmark is comprised of the following indices: 60% Russell 1000(R) Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% S&P/IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

+ Equity Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Equity Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Equity Aggressive Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 30, 1997 through January 31, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.


Aggressive Strategy Fund

* Aggressive Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

++ The Aggressive Strategy Composite Benchmark is comprised of the following indices: 42% Russell 1000(R) Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% S&P/IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

+ Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Aggressive Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 16, 1997 through February 1, 2000, performance results include shareholder service fees paid by Class
     E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.


Balanced Strategy Fund

* Balanced Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

++++ The Balanced Strategy Composite Benchmark is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000(R) Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% S&P/IFC Investable Composite Index.

+ Balanced Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Balanced Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Balanced Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 16, 1997 through January 31, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.


10 Lifepoints(R) Funds

Lifepoints(R) Funds

Benchmark Composition--October 31, 2002 (Unaudited)

Moderate Strategy Fund

* Moderate Strategy Fund Class E commenced operations on October 2, 1997. Index comparison began October 1, 1997.

++++ The Moderate Strategy Composite Benchmark is comprised of the following indices: 33% Merrill Lynch 1-2.99 Years Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% S&P/IFC Investable Composite Index.

+ Moderate Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Moderate Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Moderate Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From October 2, 1997 through February 1, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.


Conservative Strategy Fund

* Conservative Strategy Fund Class E commenced operations on November 7, 1997. Index comparison began November 1, 1997.

++++ The Conservative Strategy Composite Benchmark is comprised of the following indices: 60% Merrill Lynch 1-2.99 Years Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% S&P/IFC Investable Composite Index.

+ Conservative Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Conservative Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Conservative Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From November 7, 1997 through February 14, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

(S)  Annualized.

                                                          Lifepoints(R) Funds 11

Lifepoints(R) Funds

Benchmark Composition--October 31, 2002 (Unaudited)

Benchmark Descriptions

The Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

The Salomon Smith Barney Broad Market Index (BMI) ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries.

The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

Russell 2500(TM) Index is composed of the bottom 500 stocks the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

Standard & Poor's/International Finance Corporation (S&P/IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance in not indicative of future results.

12 Lifepoints(R) Funds

Equity Aggressive Strategy Fund

Statement of Net Assets--October 31, 2002

                                                           Market
                                        Number             Value
                                          of               (000)
                                        Shares               $
-----------------------------------------------------------------------
Investments
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 74.5%
Diversified Equity Fund                2,407,592          74,828
Quantitative Equity Fund               2,775,090          74,955
Real Estate Securities Fund              466,440          12,543
Special Growth Fund                      710,295          25,059
                                                        --------
                                                         187,385
                                                        --------

International Equities - 25.4%
Emerging Markets Fund                  1,700,482          12,652
International Securities Fund          1,278,875          51,129
                                                        --------
                                                          63,781
                                                        --------

Total Investments - 99.9%
(identified cost $326,019)                               251,166

Other Assets and Liabilities,
Net - 0.1%                                                   194
                                                        --------
Net Assets - 100.0%                                      251,360
                                                        ========

  See accompanying notes which are an integral part of the financial statements.

                                              Equity Aggressive Strategy Fund 13

Aggressive Strategy Fund

Statement of Net Assets--October 31, 2002

                                                            Market
                                         Number             Value
                                           of               (000)
                                         Shares               $
------------------------------------------------------------------------
Investments
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 18.1%
Multistrategy Bond Fund                  7,586,167         76,165
                                                        ---------

Domestic Equities - 57.5%
Diversified Equity Fund                  2,819,013         87,615
Quantitative Equity Fund                 3,249,357         87,765
Real Estate Securities Fund                780,446         20,986
Special Growth Fund                      1,307,684         46,135
                                                        ---------
                                                          242,501
                                                        ---------

International Equities - 24.2%
Emerging Markets Fund                    2,839,739         21,128
International Securities Fund            2,024,913         80,956
                                                        ---------
                                                          102,084
                                                        ---------

Total Investments - 99.8%
(identified cost $527,461)                                420,750

Other Assets and Liabilities,
Net - 0.2%                                                    677
                                                        ---------
Net Assets - 100.0%                                       421,427
                                                        =========

See accompanying notes which are an integral part of the financial statements.

14 Aggressive Strategy Fund

Balanced Strategy Fund

Statement of Net Assets--October 31, 2002

                                                           Market
                                        Number             Value
                                          of               (000)
                                        Shares               $
---------------------------------------------------------------------------
Investments
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 41.0%
Diversified Bond Fund                   7,569,964          183,270
Multistrategy Bond Fund                11,670,522          117,172
                                                         ---------
                                                           300,442
                                                         ---------

Domestic Equities - 41.7%
Diversified Equity Fund                 3,738,619          116,196
Quantitative Equity Fund                4,313,751          116,514
Real Estate Securities Fund             1,361,529           36,612
Special Growth Fund                     1,034,124           36,484
                                                         ---------
                                                           305,806
                                                         ---------

International Equities - 17.1%
Emerging Markets Fund                   2,967,359           22,077
International Securities Fund           2,597,536          103,849
                                                         ---------
                                                           125,926
                                                         ---------

Total Investments - 99.8%
(identified cost $826,579)                                 732,174

Other Assets and Liabilities,
Net - 0.2%                                                   1,163
                                                         ---------
Net Assets - 100.0%                                        733,337
                                                         =========

  See accompanying notes which are an integral part of the financial statements.

                                                       Balanced Strategy Fund 15

Moderate Strategy Fund

Statement of Net Assets--October 31, 2002

                                                  Market
                                     Number       Value
                                       of         (000)
                                     Shares         $
-------------------------------------------------------------
Investments
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 59.9%
Diversified Bond Fund               2,118,383     51,286
Short Term Bond Fund                3,287,182     62,489
                                                 -------
                                                 113,775
                                                 -------
Domestic Equities - 28.8%
Diversified Equity Fund               667,741     20,753
Quantitative Equity Fund              769,923     20,796
Real Estate Securities Fund           348,823      9,380
Special Growth Fund                   109,120      3,850
                                                 -------
                                                  54,779
                                                 -------
International Equities - 11.1%
Emerging Markets Fund                 499,116      3,713
International Securities Fund         431,534     17,253
                                                 -------
                                                  20,966
                                                 -------

Total Investments - 99.8%
(identified cost $196,877)                       189,520

Other Assets and Liabilities,
Net - 0.2%                                           385
                                                 -------
Net Assets - 100.0%                              189,905
                                                 =======

See accompanying notes which are an integral part of the financial statements.

16 Moderate Strategy Fund

Conservative Strategy Fund

Statement of Net Assets--October 31, 2002

                                                  Market
                                      Number       Value
                                        of         (000)
                                      Shares         $
---------------------------------------------------------------------
Investments
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 77.8%
Diversified Bond Fund                  816,861      19,776
Short Term Bond Fund                 3,469,553      65,957
                                                  --------
                                                    85,733
                                                  --------

Domestic Equities - 16.0%
Diversified Equity Fund                176,906       5,498
Quantitative Equity Fund               244,459       6,603
Real Estate Securities Fund            204,657       5,503
                                                  --------
                                                    17,604
                                                  --------

International Equities - 6.1%
Emerging Markets Fund                  148,713       1,106
International Securities Fund          140,665       5,624
                                                  --------
                                                     6,730
                                                  --------

Total Investments - 99.9%
(identified cost $109,124)                         110,067

Other Assets and Liabilities,
Net - 0.1%                                             155
                                                  --------
Net Assets - 100.0%                                110,222
                                                  ========

  See accompanying notes which are an integral part of the financial statements.

                                                   Conservative Strategy Fund 17

Statement of Assets and Liabilities--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                                     Equity Aggressive
                                                                                       Strategy Fund
-------------------------------------------------------------------------------------------------------
Assets
Investments, at identified cost                                                       $     326,019
-------------------------------------------------------------------------------------------------------
Investments, at market                                                                      251,166
Cash                                                                                             --
Receivables:
   Investments sold (regular settlement)                                                         --
   Fund shares sold                                                                             995
                                                                                      -------------
Total assets                                                                                252,161
                                                                                      -------------

Liabilities
Payables:
   Due to Custodian                                                                              --
   Investments purchased (regular settlement)                                                   397
   Fund shares redeemed                                                                         333
   Accrued fees to affiliates                                                                    71
                                                                                      -------------
Total liabilities                                                                               801
                                                                                      -------------

Net Assets                                                                            $     251,360
                                                                                      =============

Net Assets Consist of:
Accumulated net realized gain (loss)                                                  $     (31,215)
Unrealized appreciation (depreciation) on investments                                       (74,853)
Shares of beneficial interest                                                                   376
Additional paid-in capital                                                                  357,052
                                                                                      -------------
Net Assets                                                                            $     251,360
                                                                                      =============
Net Asset Value, offering and redemption price per share:
   Net asset value per share: Class C*                                                $        6.60
     Class C--Net assets                                                              $  45,267,322
     Class C--Shares outstanding ($.01 par value)                                         6,863,706
   Net asset value per share: Class D*                                                $        6.70
     Class D--Net assets                                                              $  36,092,206
     Class D--Shares outstanding ($.01 par value)                                         5,386,549
   Net asset value per share: Class E*                                                $        6.69
     Class E--Net assets                                                              $ 111,764,265
     Class E--Shares outstanding ($.01 par value)                                        16,712,599
   Net asset value per share: Class S*                                                $        6.75
     Class S--Net assets                                                              $  58,235,796
     Class S--Shares outstanding ($.01 par value)                                         8,623,954

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

18 Frank Russell Investment Company LifePoints(R) Funds


          Aggressive          Balanced             Moderate         Conservative
        Strategy Fund       Strategy Fund       Strategy Fund      Strategy Fund
-----------------------------------------------------------------------------------
    $      527,461       $    826,579        $    196,877      $      109,124
-----------------------------------------------------------------------------------
           420,750             732,174            189,520             110,067
               136                  --                 --                  --


                --                  --                 54                  --
             1,197               2,984                624                 549
    --------------       -------------       ------------      --------------
           422,083             735,158            190,198             110,616
    --------------       -------------       ------------      --------------

                --                  98                187                  --
               384                 958                 --                 241
               141                 516                 48                 118
               131                 249                 58                  35
    --------------       -------------                 --      --------------
               656               1,821                293                 394
    --------------       -------------       ------------      --------------


    $      421,427       $     733,337       $    189,905      $      110,222
    ==============       =============       ============      ==============


    $      (13,927)      $     (21,284)      $     (5,218)     $       (2,708)
          (106,711)            (94,405)            (7,357)                943
               561                 878                207                 111
           541,504             848,148            202,273             111,876
    --------------       -------------       ------------      --------------
    $      421,427       $     733,337       $    189,905      $      110,222
    ==============       =============       ============      ==============


    $         7.49       $        8.33       $       9.15      $         9.90
    $  102,324,231       $ 186,824,691       $ 39,694,197      $   24,739,408
        13,660,246          22,438,831          4,338,571           2,498,446
    $         7.54       $        8.36       $       9.19      $         9.97
    $   58,031,152       $ 121,077,553       $ 38,169,721      $   25,144,878
         7,700,021          14,479,756          4,152,569           2,520,909
    $         7.51       $        8.35       $       9.16      $         9.94
    $  152,804,252       $ 269,458,383       $ 66,462,081      $   35,384,840
        20,336,146          32,269,710          7,257,655           3,560,668
    $         7.54       $        8.38       $       9.17      $         9.97
    $  108,267,013       $ 155,976,741       $ 45,579,431      $   24,952,613
        14,358,726          18,622,436          4,968,762           2,503,309

  See accompanying notes which are an integral part of the financial statements.


                         Frank Russell Investment Company LifePoints(R) Funds 19

Statement of Operations--For the Fiscal Year Ended October 31, 2002

Amounts in thousands

                                                                                   Equity Aggressive
                                                                                     Strategy Fund
-----------------------------------------------------------------------------------------------------------
Investment Income
   Income distributions from Underlying Funds                                      $     1,901
                                                                                   ------------
Total investment income                                                                  1,901
                                                                                   ------------
Expenses
   Advisory fees                                                                           547
   Distribution fees - Class C                                                             352
   Distribution fees - Class D                                                              64
   Shareholder servicing fees - Class C                                                    117
   Shareholder servicing fees - Class D                                                     64
   Shareholder servicing fees - Class E                                                    352
                                                                                   ------------
   Expenses before reductions                                                            1,496
   Expense reductions                                                                     (547)
                                                                                   ------------
Net expenses                                                                               949
                                                                                   ------------
Net investment income (loss)                                                               952
                                                                                   ------------


Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments                                                (22,687)


Net change in unrealized appreciation (depreciation) on investments                    (13,694)
                                                                                   ------------

Net realized and unrealized gain (loss)                                                (36,381)
                                                                                   ------------
Net Increase (Decrease) in Net Assets from Operations                              $   (35,429)
                                                                                   ============

See accompanying notes which are an integral part of the financial statements.

20 Frank Russell Investment Company LifePoints(R) Funds

     Aggressive          Balanced           Moderate         Conservative
   Strategy Fund       Strategy Fund      Strategy Fund      Strategy Fund
--------------------------------------------------------------------------------

   $       6,264       $      15,939      $       4,317      $       2,691
   -------------       -------------      -------------      -------------
           6,264              15,939              4,317              2,691
   -------------       -------------      -------------      -------------



             826               1,336                284                142
             721               1,238                212                109
              89                 187                 45                 28
             241                 413                 71                 36
              89                 187                 45                 28
             431                 717                148                 73
   -------------       -------------      -------------      -------------
           2,397               4,078                805                416
            (826)             (1,336)              (284)              (142)
   -------------       -------------      -------------      -------------
           1,571               2,742                521                274
   -------------       -------------      -------------      -------------
           4,693              13,197              3,796              2,417
   -------------       -------------      -------------      -------------


         (10,131)            (15,440)            (3,832)            (2,085)

         (36,828)            (38,858)            (2,979)               710
   -------------       -------------      -------------      -------------

         (46,959)            (54,298)            (6,811)            (1,375)
   -------------       -------------      -------------      -------------
   $     (42,266)      $     (41,101)     $      (3,015)     $       1,042
   =============       =============      =============      =============

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Funds 21

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                                                                 Equity Aggressive
                                                                                   Strategy Fund
                                                                               2002              2001
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                             $       952       $      588
   Net realized gain (loss)                                                     (22,687)           2,492
   Net change in unrealized appreciation (depreciation)                         (13,694)         (73,658)
                                                                            -----------       ----------
Net increase (decrease) in net assets from operations                           (35,429)         (70,578)
                                                                            -----------       ----------
Distributions
   From net investment income
     Class C                                                                        (68)            (531)
     Class D                                                                        (42)            (166)
     Class E                                                                       (590)          (2,943)
     Class S                                                                       (328)            (473)
   From net realized gain
     Class C                                                                       (743)            (338)
     Class D                                                                       (243)             (94)
     Class E                                                                     (2,718)          (1,530)
     Class S                                                                     (1,106)            (215)
                                                                            -----------       ----------
Net decrease in net assets from distributions                                    (5,838)          (6,290)
                                                                            -----------       ----------
Share Transactions
   Net increase (decrease) in net assets from share transactions                 36,710           61,391
                                                                            -----------       ----------
Total Net Increase (Decrease) in Net Assets                                      (4,557)         (15,477)

Net Assets
   Beginning of period                                                          255,917          271,394
                                                                            -----------       ----------

   End of period                                                            $   251,360       $  255,917
                                                                            ===========       ==========

See accompanying notes which are an integral part of the financial statements.

22 Frank Russell Investment Company LifePoints(R) Funds

        Aggressive                       Balanced                        Moderate                      Conservative
         Strategy                        Strategy                        Strategy                        Strategy
           Fund                            Fund                            Fund                            Fund
    2002          2001              2002           2001             2002         2001             2002           2001
-------------------------------------------------------------------------------------------------------------------------
$    4,693     $    3,920       $   13,197     $   11,783        $    3,796    $    3,238       $    2,417     $    1,543
   (10,131)         6,514          (15,440)         5,002            (3,832)          (12)          (2,085)          (253)
   (36,828)       (72,147)         (38,858)       (62,470)           (2,979)       (5,349)             710            (10)
----------     ----------       ----------     ----------        ----------    ----------       ----------     ----------
   (42,266)       (61,713)         (41,101)       (45,685)           (3,015)       (2,123)           1,042          1,280
----------     ----------       ----------     ----------        ----------    ----------       ----------     ----------



      (560)          (730)          (2,376)        (2,121)             (608)         (457)            (417)          (246)
      (353)          (176)          (1,440)          (571)             (473)         (117)            (381)           (85)
    (2,270)        (3,256)          (6,198)        (8,209)           (1,672)       (2,092)          (1,050)          (880)
    (1,651)        (1,165)          (3,449)        (2,029)           (1,102)         (677)            (605)          (349)

    (1,703)          (297)          (1,689)          (258)             (118)          (19)             (11)            --
      (336)           (51)            (504)           (50)              (37)           (5)              (4)            --
    (3,532)          (818)          (3,387)          (905)             (310)          (92)             (25)            --
    (1,810)          (173)          (1,461)          (141)             (146)          (14)             (12)            --
----------     ----------       ----------     ----------        ----------    ----------       ----------     ----------
   (12,215)        (6,666)         (20,504)       (14,284)           (4,466)       (3,473)          (2,505)        (1,560)
----------     ----------       ----------     ----------        ----------    ----------       ----------     ----------


   115,629        119,798          234,848        188,246            89,019        43,012           63,270         28,314
----------     ----------       ----------     ----------        ----------    ----------       ----------     ----------

    61,148         51,419          173,243        128,277            81,538        37,416           61,807         28,034


   360,279        308,860          560,094        431,817           108,367        70,951           48,415         20,381
----------     ----------       ----------     ----------        ----------    ----------       ----------     ----------

$  421,427     $  360,279       $  733,337     $  560,094        $  189,905    $  108,367       $  110,222     $   48,415
==========     ==========       ==========     ==========        ==========    ==========       ==========     ==========

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Funds 23

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                   $                  $                  $                                $                $
                            Net Asset Value,         Net           Net Realized         $            Distributions    Distributions
                              Beginning of        Investment      and Unrealized   Total Income         from Net         from Net
                                 Period      Income (Loss)(a)(d)    Gain (Loss)   From Operations  Investment Income  Realized Gain
------------------------------------------------------------------------------------------------------------------------------------
Equity Aggressive Strategy Fund
Class C
October 31, 2002                   7.70               (.02)               (.93)          (.95)             (.01)            (.14)
October 31, 2001                  10.24               (.04)              (2.30)         (2.34)             (.12)            (.08)
October 31, 2000 (1)              11.38               (.04)               (.35)          (.39)             (.14)            (.61)
December 31, 1999 (8)              9.80                .06                1.98           2.04              (.30)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Class D
October 31, 2002                   7.79                .01                (.94)          (.93)             (.02)            (.14)
October 31, 2001                  10.33                 --(f)            (2.32)         (2.32)             (.14)            (.08)
October 31, 2000 (1)              11.43                 --(f)             (.34)          (.34)             (.15)            (.61)
December 31, 1999                  9.81                .06                2.01           2.07              (.29)            (.16)
December 31, 1998 (6)              9.92                .01                 .10            .11              (.17)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                   7.76                .03                (.93)          (.90)             (.03)            (.14)
October 31, 2001                  10.28                .03               (2.32)         (2.29)             (.15)            (.08)
October 31, 2000 (1)              11.39                .03                (.35)          (.32)             (.18)            (.61)
December 31, 1999                  9.80                .10                2.00           2.10              (.35)            (.16)
December 31, 1998                  8.83                .03                1.18           1.21              (.19)            (.05)
December 31, 1997 (3)             10.00                .09                (.33)          (.24)             (.33)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                   7.83                .06                (.96)          (.90)             (.04)            (.14)
October 31, 2001                  10.34                .05               (2.33)         (2.28)             (.15)            (.08)
October 31, 2000 (9)              10.91                .04                 .17            .21              (.17)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Strategy Fund
Class C
October 31, 2002                   8.46                .04                (.79)          (.75)             (.05)            (.17)
October 31, 2001                  10.35                .05               (1.80)         (1.75)             (.10)            (.04)
October 31, 2000 (1)              11.15                .05                (.29)          (.24)             (.18)            (.38)
December 31, 1999 (7)             10.11                .13                1.36           1.49              (.29)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Class D
October 31, 2002                   8.52                .08                (.79)          (.71)             (.10)            (.17)
October 31, 2001                  10.41                .10               (1.81)         (1.71)             (.14)            (.04)
October 31, 2000 (1)              11.20                .09                (.28)          (.19)             (.22)            (.38)
December 31, 1999                  9.95                .15                1.57           1.72              (.31)            (.16)
December 31, 1998 (6)             10.09                .13                (.05)           .08              (.21)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                   8.49                .11                (.81)          (.70)             (.11)            (.17)
October 31, 2001                  10.38                .12               (1.80)         (1.68)             (.17)            (.04)
October 31, 2000 (1)              11.17                .11                (.28)          (.17)             (.24)            (.38)
December 31, 1999                  9.94                .18                1.56           1.74              (.35)            (.16)
December 31, 1998                  9.14                .19                 .87           1.06              (.25)            (.01)
December 31, 1997 (2)             10.00                .10                (.11)          (.01)             (.31)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                   8.52                .13                (.81)          (.68)             (.13)            (.17)
October 31, 2001                  10.41                .14               (1.80)         (1.66)             (.19)            (.04)
October 31, 2000 (10)             10.82                .11                 .09            .20              (.23)            (.38)
------------------------------------------------------------------------------------------------------------------------------------

                                        $
                                      Total
                                 Distributions
----------------------------------------------
Equity Aggressive Strategy Fund

Class C
October 31, 2002                    (.15)
October 31, 2001                    (.20)
October 31, 2000 (1)                (.75)
December 31, 1999 (8)               (.46)
-----------------------------------------
Class D
October 31, 2002                    (.16)
October 31, 2001                    (.22)
October 31, 2000 (1)                (.76)
December 31, 1999                   (.45)
December 31, 1998 (6)               (.22)
-----------------------------------------
Class E
October 31, 2002                    (.17)
October 31, 2001                    (.23)
October 31, 2000 (1)                (.79)
December 31, 1999                   (.51)
December 31, 1998                   (.24)
December 31, 1997 (3)               (.93)
-----------------------------------------
Class S
October 31, 2002                    (.18)
October 31, 2001                    (.23)
October 31, 2000 (9)                (.78)
-----------------------------------------
Aggressive Strategy Fund

Class C
October 31, 2002                    (.22)
October 31, 2001                    (.14)
October 31, 2000 (1)                (.56)
December 31, 1999 (7)               (.45)
-----------------------------------------
Class D
October 31, 2002                    (.27)
October 31, 2001                    (.18)
October 31, 2000 (1)                (.60)
December 31, 1999                   (.47)
December 31, 1998 (6)               (.22)
-----------------------------------------
Class E
October 31, 2002                    (.28)
October 31, 2001                    (.21)
October 31, 2000 (1)                (.62)
December 31, 1999                   (.51)
December 31, 1998                   (.26)
December 31, 1997 (2)               (.85)
-----------------------------------------
Class S
October 31, 2002                    (.30)
October 31, 2001                    (.23)
October 31, 2000 (10)               (.61)
------------------------------------------

See accompanying notes which are an integral part of the financial statements.

24 Frank Russell Investment Company LifePoints(R) Funds

                                                               %                   %                      %
                                             $         Ratio of Expenses    Ratio of Expenses        Ratio of Net
          $                %             Net Assets,       to Average          to Average         Investment Income        %
   Net Asset Value,      Total         End of Period      Net Assets,          Net Assets,            to Average        Portfolio
    End of Period      Return (b)           (000)            Net (c)            Gross (c)           Net Assets (b)    Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
         6.60            (12.73)          45,267             1.00                 1.20                  (.32)              29.86
         7.70            (23.24)          40,982             1.00                 1.20                  (.45)              47.86
        10.24             (3.37)          43,005             1.00                 1.25                  (.35)              58.41
        11.38             21.26           15,860             1.00                 1.25                   .59               76.20
------------------------------------------------------------------------------------------------------------------------------------

         6.70            (12.34)          36,092              .50                  .70                   .20               29.86
         7.79            (22.91)          12,208              .50                  .70                   .05               47.86
        10.33             (2.90)          12,592              .50                  .75                   .01               58.41
        11.43             21.58            3,732              .50                  .75                   .64               76.20
         9.81              1.17            4,923              .50                  .89                   .01               73.95
------------------------------------------------------------------------------------------------------------------------------------

         6.69            (12.05)         111,765              .25                  .45                   .44               29.86
         7.76            (22.72)         156,698              .25                  .45                   .30               47.86
        10.28             (2.75)         190,273              .25                  .50                   .24               58.41
        11.39             21.96          202,066              .25                  .50                   .99               76.20
         9.80             13.75           91,459              .25                  .62                   .28               73.95
         8.83             (2.42)           2,985              .25                   -- (e)               .45               48.30
------------------------------------------------------------------------------------------------------------------------------------

         6.75            (11.95)          58,236               --                  .20                   .72               29.86
         7.83            (22.43)          46,029               --                  .20                   .59               47.86
        10.34              1.93           25,524               --                  .25                   .45               58.41
------------------------------------------------------------------------------------------------------------------------------------

         7.49             (9.20)         102,324             1.00                 1.20                   .51               11.73
         8.46            (17.06)          80,514             1.00                 1.20                   .53               13.12
        10.35             (2.15)          67,296             1.00                 1.25                   .43               40.57
        11.15             15.21           29,365             1.00                 1.25                  1.50               71.44
------------------------------------------------------------------------------------------------------------------------------------

         7.54             (8.78)          58,031              .50                  .70                   .92               11.73
         8.52            (16.58)          15,307              .50                  .70                  1.02               13.12
        10.41             (1.72)          12,628              .50                  .75                   .81               40.57
        11.20             17.69            6,096              .50                  .75                  1.48               71.44
         9.95               .96            3,649              .50                  .93                  1.35               93.08
------------------------------------------------------------------------------------------------------------------------------------

         7.51             (8.64)         152,805              .25                  .45                  1.29               11.73
         8.49            (16.40)         177,992              .25                  .45                  1.30               13.12
        10.38             (1.50)         193,351              .25                  .50                  1.04               40.57
        11.17             17.95          167,677              .25                  .50                  1.73               71.44
         9.94             11.69           62,188              .25                  .66                  1.88               93.08
         9.14              (.19)           5,307              .25                   -- (e)               .97               56.88
------------------------------------------------------------------------------------------------------------------------------------

         7.54             (8.37)         108,267               --                  .20                  1.51               11.73
         8.52            (16.15)          86,466               --                  .20                  1.50               13.12
        10.41              1.59           35,585               --                  .25                  1.15               40.57
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Funds 25

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                   $                  $                  $                                $                $
                            Net Asset Value,         Net           Net Realized         $            Distributions    Distributions
                              Beginning of        Investment      and Unrealized   Total Income         from Net         from Net
                                 Period      Income (Loss)(a)(d)    Gain (Loss)   From Operations  Investment Income  Realized Gain
------------------------------------------------------------------------------------------------------------------------------------
Balanced Strategy Fund

Class C
October 31, 2002                  9.04               .12                (.59)            (.47)            (.13)            (.11)
October 31, 2001                 10.20               .16               (1.09)            (.93)            (.20)            (.03)
October 31, 2000 (1)             10.72               .15                (.11)             .04             (.24)            (.32)
December 31, 1999 (7)            10.26               .25                 .70              .95             (.37)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Class D
October 31, 2002                  9.08               .16                (.59)            (.43)            (.18)            (.11)
October 31, 2001                 10.25               .21               (1.10)            (.89)            (.25)            (.03)
October 31, 2000 (1)             10.77               .17                (.09)             .08             (.28)            (.32)
December 31, 1999                10.13               .30                 .84             1.14             (.38)            (.12)
December 31, 1998 (6)            10.22               .24                 .07              .31             (.37)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                  9.06               .19                (.60)            (.41)            (.19)            (.11)
October 31, 2001                 10.22               .24               (1.11)            (.87)            (.26)            (.03)
October 31, 2000 (1)             10.74               .21                (.11)             .10             (.30)            (.32)
December 31, 1999                10.12               .30                 .86             1.16             (.42)            (.12)
December 31, 1998                 9.46               .31                 .78             1.09             (.40)            (.03)
December 31, 1997 (2)            10.00               .09                 .02              .11             (.24)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                  9.09               .22                (.60)            (.38)            (.22)            (.11)
October 31, 2001                 10.25               .28               (1.12)            (.84)            (.29)            (.03)
October 31, 2000 (9)             10.45               .19                 .23              .42             (.30)            (.32)
------------------------------------------------------------------------------------------------------------------------------------

                                        $
                                      Total
                                 Distributions
----------------------------------------------

Balanced Strategy Fund

Class C
October 31, 2002                     (.24)
October 31, 2001                     (.23)
October 31, 2000 (1)                 (.56)
December 31, 1999 (7)                (.49)
----------------------------------------------
Class D
October 31, 2002                     (.29)
October 31, 2001                     (.28)
October 31, 2000 (1)                 (.60)
December 31, 1999                    (.50)
December 31, 1998 (6)                (.40)
----------------------------------------------
Class E
October 31, 2002                     (.30)
October 31, 2001                     (.29)
October 31, 2000 (1)                 (.62)
December 31, 1999                    (.54)
December 31, 1998                    (.43)
December 31, 1997 (2)                (.65)
----------------------------------------------
Class S
October 31, 2002                     (.33)
October 31, 2001                     (.32)
October 31, 2000 (9)                 (.62)
----------------------------------------------

See accompanying notes which are an integral part of the financial statements.

26  Frank Russell Investment Company LifePoints(R) Funds

                                                              %                   %                   %
                                           $          Ratio of Expenses  Ratio of Expenses       Ratio of Net
          $                %          Net Assets,        to Average          to Average      Investment Income           %
   Net Asset Value,      Total       End of Period      Net Assets,         Net Assets,          to Average          Portfolio
    End of Period      Return (b)        (000)            Net (c)            Gross (c)         Net Assets (b)      Turnover Rate
---------------------------------------------------------------------------------------------------------------------------------
          8.33           (5.42)         186,825            1.00                  1.20               1.38               12.18
          9.04           (9.25)         136,748            1.00                  1.20               1.71               33.42
         10.20             .43           81,188            1.00                  1.25               1.43               31.70
         10.72            9.53           39,325            1.00                  1.25               2.96               64.63
---------------------------------------------------------------------------------------------------------------------------------
          8.36           (5.01)         121,077             .50                   .70               1.75               12.18
          9.08           (8.83)          38,381             .50                   .70               2.25               33.42
         10.25             .84           17,296             .50                   .75               1.67               31.70
         10.77           11.64            9,075             .50                   .75               3.07               64.63
         10.13            3.23            4,953             .50                   .86               2.46               78.85
---------------------------------------------------------------------------------------------------------------------------------
          8.35           (4.73)         269,458             .25                   .45               2.17               12.18
          9.06           (8.59)         288,164             .25                   .45               2.51               33.42
         10.22            1.04          296,435             .25                   .50               2.02               31.70
         10.74           11.80          295,542             .25                   .50               2.89               64.63
         10.12           11.66          161,108             .25                   .61               3.05               78.85
          9.46            1.04            3,554             .25                    -- (e)           1.30               29.58
---------------------------------------------------------------------------------------------------------------------------------
          8.38           (4.47)         155,977             .00                   .20               2.40               12.18
          9.09           (8.35)          96,801             .00                   .20               2.64               33.42
         10.25            4.09           36,898             .00                   .25               2.05               31.70
---------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Funds 27

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                   $                 $                 $                              $                  $
                            Net Asset Value,        Net           Net Realized         $          Distributions     Distributions
                              Beginning of       Investment      and Unrealized   Total Income       from Net          from Net
                                Period       Income (Loss)(a)(d)   Gain (Loss)  From Operations  Investment Income  Realized Gain
----------------------------------------------------------------------------------------------------------------------------------
Moderate Strategy Fund

Class C
October 31, 2002                  9.59              .19               (.38)            (.19)         (.20)              (.05)
October 31, 2001                 10.20              .29               (.58)            (.29)         (.30)              (.02)
October 31, 2000 (1)             10.46              .24               (.02)             .22          (.28)              (.20)
December 31, 1999 (8)            10.15              .32                .48              .80          (.40)              (.09)
----------------------------------------------------------------------------------------------------------------------------------
Class D
October 31, 2002                  9.64              .23               (.38)            (.15)         (.25)              (.05)
October 31, 2001                 10.24              .33               (.56)            (.23)         (.35)              (.02)
October 31, 2000 (1)             10.49              .28               (.02)             .26          (.31)              (.20)
December 31, 1999                10.15              .33                .50              .83          (.40)              (.09)
December 31, 1998 (6)            10.18              .26                .09              .35          (.37)              (.01)
----------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                  9.59              .27               (.38)            (.11)         (.27)              (.05)
October 31, 2001                 10.20              .36               (.58)            (.22)         (.37)              (.02)
October 31, 2000 (1)             10.46              .28                 --              .28          (.34)              (.20)
December 31, 1999                10.15              .40                .46              .86          (.46)              (.09)
December 31, 1998                 9.61              .39                .57              .96          (.41)              (.01)
December 31, 1997 (4)            10.00              .07               (.08)            (.01)         (.14)              (.24)
----------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                  9.61              .28               (.38)            (.10)         (.29)              (.05)
October 31, 2001                 10.21              .39               (.58)            (.19)         (.39)              (.02)
October 31, 2000 (10)            10.27              .29                .19              .48          (.34)              (.20)
----------------------------------------------------------------------------------------------------------------------------------
Conservative Strategy Fund

Class C
October 31, 2002                 10.10              .28               (.18)             .10          (.29)              (.01)
October 31, 2001                 10.17              .42               (.07)             .35          (.42)                --
October 31, 2000 (1)             10.12              .31                .07              .38          (.33)                --
December 31, 1999 (8)            10.26              .43                .04              .47          (.56)              (.05)
----------------------------------------------------------------------------------------------------------------------------------
Class D
October 31, 2002                 10.17              .33               (.18)             .15          (.34)              (.01)
October 31, 2001                 10.21              .44               (.03)             .41          (.45)                --
October 31, 2000 (1)             10.16              .33                .09              .42          (.37)                --
December 31, 1999                10.25              .44                .08              .52          (.56)              (.05)
December 31, 1998 (6)            10.20              .32                .06              .38          (.33)                --
----------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                 10.13              .36               (.18)             .18          (.36)              (.01)
October 31, 2001                 10.19              .49               (.07)             .42          (.48)                --
October 31, 2000 (1)             10.14              .34                .10              .44          (.39)                --
December 31, 1999                10.24              .49                .06              .55          (.60)              (.05)
December 31, 1998                 9.88              .46                .29              .75          (.39)                --
December 31, 1997 (5)            10.00              .07                .07              .14          (.10)              (.16)
----------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                 10.16              .38               (.18)             .20          (.38)              (.01)
October 31, 2001                 10.21              .55               (.10)             .45          (.50)                --
October 31, 2000 (11)            10.09              .37                .14              .51          (.39)                --

                                     $
                                   Total
                                Distributions
----------------------------------------------
Moderate Strategy Fund

Class C
October 31, 2002                    (.25)
October 31, 2001                    (.32)
October 31, 2000 (1)                (.48)
December 31, 1999 (8)               (.49)
----------------------------------------------
Class D
October 31, 2002                    (.30)
October 31, 2001                    (.37)
October 31, 2000 (1)                (.51)
December 31, 1999                   (.49)
December 31, 1998 (6)               (.38)
----------------------------------------------
Class E
October 31, 2002                    (.32)
October 31, 2001                    (.39)
October 31, 2000 (1)                (.54)
December 31, 1999                   (.55)
December 31, 1998                   (.42)
December 31, 1997 (4)               (.38)
----------------------------------------------
Class S
October 31, 2002                    (.34)
October 31, 2001                    (.41)
October 31, 2000 (10)               (.54)
----------------------------------------------
Conservative Strategy Fund

Class C
October 31, 2002                    (.30)
October 31, 2001                    (.42)
October 31, 2000 (1)                (.33)
December 31, 1999 (8)               (.61)
----------------------------------------------
Class D
October 31, 2002                    (.35)
October 31, 2001                    (.45)
October 31, 2000 (1)                (.37)
December 31, 1999                   (.61)
December 31, 1998 (6)               (.33)
----------------------------------------------
Class E
October 31, 2002                    (.37)
October 31, 2001                    (.48)
October 31, 2000 (1)                (.39)
December 31, 1999                   (.65)
December 31, 1998                   (.39)
December 31, 1997 (5)               (.26)
----------------------------------------------
Class S
October 31, 2002                    (.39)
October 31, 2001                    (.50)
October 31, 2000 (11)               (.39)

See accompanying notes which are an integral part of the financial statements.

28 Frank Russell Investment Company LifePoints(R) Funds

                                                        %                 %                    %
                                       $         Ratio of Expenses  Ratio of Expenses     Ratio of Net
        $              %           Net Assets,      to Average         to Average      Investment Income       %
 Net Asset Value,     Total       End of Period     Net Assets,        Net Assets,         to Average       Portfolio
  End of Period     Return (b)        (000)          Net (c)           Gross (c)         Net Assets (b)   Turnover Rate
------------------------------------------------------------------------------------------------------------------------
       9.15           (2.00)         39,694            1.00              1.20                2.05             15.16
       9.59           (2.87)         20,859            1.00              1.20                2.95             42.49
      10.20            2.20          10,392            1.00              1.25                2.30             39.55
      10.46            8.03           4,139            1.00              1.25                3.35            120.04
------------------------------------------------------------------------------------------------------------------------
       9.19           (1.58)         38,170             .50               .70                2.51             15.16
       9.64           (2.33)          5,545             .50               .70                3.39             42.49
      10.24            2.65           3,157             .50               .75                2.66             39.55
      10.49            8.40           1,367             .50               .75                3.28            120.04
      10.15            3.57           1,780             .50              1.01                2.65            175.58
------------------------------------------------------------------------------------------------------------------------
       9.16           (1.22)         66,462             .25               .45                2.84             15.16
       9.59           (2.19)         57,885             .25               .45                3.60             42.49
      10.20            2.81          49,818             .25               .50                2.77             39.55
      10.46            8.65          45,350             .25               .50                3.87            120.04
      10.15           10.19          18,573             .25               .94                3.71            175.58
       9.61            (.06)            385             .25                --(e)             1.01              9.66
------------------------------------------------------------------------------------------------------------------------
       9.17           (1.08)         45,579              --               .20                2.97             15.16
       9.61           (1.87)         24,078              --               .20                3.97             42.49
      10.21            4.09           7,584              --               .25                3.12             39.55
------------------------------------------------------------------------------------------------------------------------
       9.90            1.01          24,739            1.00              1.20                2.78             35.08
      10.10            3.49           9,850            1.00              1.20                4.20             54.86
      10.17            3.76           2,500            1.00              1.25                3.04             53.89
      10.12            4.67           1,697            1.00              1.25                4.77            125.01
------------------------------------------------------------------------------------------------------------------------
       9.97            1.52          25,145             .50               .70                3.33             35.08
      10.17            4.11           3,066             .50               .70                4.06             54.86
      10.21            4.20           1,162             .50               .75                3.27             53.89
      10.16            5.18           1,001             .50               .75                4.24            125.01
      10.25            3.77             618             .50              1.73                3.09            169.79
------------------------------------------------------------------------------------------------------------------------
       9.94            1.79          35,385             .25               .45                3.54             35.08
      10.13            4.21          24,070             .25               .45                4.83             54.86
      10.19            4.44          14,076             .25               .50                3.40             53.89
      10.14            5.54          16,875             .25               .50                4.76            125.01
      10.24            7.70           4,411             .25              2.50                4.41            169.79
       9.88            1.36              23             .25                -- (e)             .67              0.00
------------------------------------------------------------------------------------------------------------------------
       9.97            2.02          24,953              --               .20                3.79             35.08
      10.16            4.52          11,429              --               .20                5.49             54.86
      10.21            5.17           2,643              --               .25                3.71             53.89
------------------------------------------------------------------------------------------------------------------------


  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Funds 29

Footnotes to Financial Highlights--October 31, 2002

(1)  For the ten months ended October 31, 2000.
(2) For the period September 16, 1997 (commencement of operations) to December 31, 1997
(3) For the period September 30, 1997 (commencement of operations) to December 31, 1997.
(4) For the period October 2, 1997 (commencement of operations) to December 31, 1997.
(5) For the period November 7, 1997 (commencement of operations) to December 31, 1997.
(6)  For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(7)  For the period January 29, 1999 (commencement of sale) to December 31,
     1999.
(8)  For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
(9)  For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(10) For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(11) For the period February 14, 2000 (commencement of sale) to October 31,
     2000.
(a) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(f)  Less than $.01 per share for the period.

See accompanying notes which are an integral part of the financial statements.

30 Frank Russell Investment Company LifePoints(R) Funds

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements--October 31, 2002

1.   Organization

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:


                                                                           Asset Allocation Ranges
                                            --------------------------------------------------------------------------
                                                Equity Aggressive   Aggressive    Balanced    Moderate   Conservative
                                                    Strategy         Strategy     Strategy    Strategy    Strategy
                                                      Fund             Fund         Fund        Fund        Fund
             Asset Class/Underlying Funds
     -----------------------------------------------------------------------------------------------------------------
     Equities
        US Equities
          Diversified Equity                           30%              21%          16%         11%          5%
          Special Growth                               10               11            5           2          --
          Quantitative Equity                          30               21           16          11           6
          Real Estate Securities                        5                5            5           5           5
        International Equities
          International Securities                     20               19           14           9           5
          Emerging Markets                              5                5            3           2           1
     Bonds

          Diversified Bond                             --               --           25          27          18
          Short Term Bond                              --               --           --          33          60
          Multistrategy Bond                           --               18           16          --          --

Objectives of the Underlying Funds:

Diversified Equity Fund

To provide income and capital growth by investing principally in equity securities.

Special Growth Fund

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

Quantitative Equity Fund

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

Real Estate Securities Fund

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

International Securities Fund

To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

                                                Notes to Financial Statements 31

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued--October 31, 2002

     Emerging Markets Fund

     To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     Diversified Bond Fund

     To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

     Short Term Bond Fund

     The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     Multistrategy Bond Fund

     To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

     Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

2.   Significant Accounting Policies

     The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     Security valuation

     Investments in Underlying Funds and the Frank Russell Investment Company Money Market Fund are valued at the net asset value per share of each Fund as of 4:00 p.m. EST, or the close of regular trading on the New York Stock Exchange, if earlier.

     Investment transactions

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

     Investment income

     Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

     Federal income taxes

     As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

     Dividends and distributions to shareholders

     Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

     Expenses

     Expenses, other than Class specific expenses, are allocated to each Class of shares based principally upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

32 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued--October 31, 2002


3.   Investment Transactions
     Securities

     During the year fiscal ended October 31, 2002, purchases and sales of the Underlying Funds (excluding the Frank Russell Investment Company Money Market Fund) were as follows:

                                             Purchases            Sales
     ---------------------------------------------------------------------
     Equity Aggressive Strategy           $ 109,328,492       $ 75,777,895
     Aggressive Strategy                    157,773,639         48,345,897
     Balanced Strategy                      306,670,218         81,066,748
     Moderate Strategy                      109,313,161         21,601,144
     Conservative Strategy                   87,208,005         25,066,228

4.   Related Parties
     Advisor and Administrator

     FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

     The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the fiscal year ended October 31, 2002, the Advisor contractually agreed to waive the advisory fee. The administrative fees were charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below.

     No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisor (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

     Transfer agent

     The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

     Distributor and Shareholder Servicing

     Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class E, Class D, and Class C shares of the Funds.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class D and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E, Class D, and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E, Class D, and Class C shares on an annual basis.

     Accrued Shareholder Servicing and Distribution fees payable to affiliates as of October 31, 2002 were as follows:

     Equity Aggressive Strategy          $  71,563
     Aggressive Strategy                   131,138
     Balanced Strategy                     248,701
     Moderate Strategy                      57,883
     Conservative Strategy                  34,951
                                         ---------
                                         $ 544,236
                                         =========

                                                Notes to Financial Statements 33

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued--October 31, 2002

     Board of Trustees

     The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Investment Company. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5.   Federal Income Taxes

     At October 31, 2002, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                        10/31/10
     --------------------------------------------
     Equity Aggressive Strategy       $ 2,589,445
     Aggressive Strategy                1,252,665
     Balanced Strategy                  1,029,884
     Moderate Strategy                     76,976
     Conservative Strategy                  5,909

     At October 31, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                      Equity                               Balanced       Moderate   Conservative
                                               Aggressive Strategy  Aggressive Strategy    Strategy       Strategy      Strategy
   --------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                          $   354,645,187      $   540,135,583    $ 846,832,833  $ 202,018,908  $ 111,826,858
                                                ===============      ===============    =============  =============  =============
   Unrealized Appreciation                      $     1,256,531      $     3,983,748    $  12,979,719  $   4,276,701  $   1,845,145
   Unrealized Depreciation                         (104,735,820)        (123,369,206)    (127,638,936)   (16,775,454)    (3,605,074)
                                                ---------------      ---------------    -------------  -------------  -------------
   Net Unrealized Appreciation (Depreciation)   $  (103,479,289)     $  (119,385,458)   $(114,659,217) $ (12,498,753) $  (1,759,929)
                                                ===============      ===============    =============  =============  =============
   Undistributed Ordinary Income                $            --      $            --    $          --  $          --  $
   Undistributed Long-Term Capital Gains
      (Capital Loss Carryforward)               $    (2,589,445)     $    (1,252,665)   $  (1,029,884) $     (76,976) $      (5,909)

   Tax Composition of Distributions:

   Ordinary Income                              $     1,026,351      $     4,835,882    $  13,461,416  $   3,854,987  $   2,453,422
   Long-Term Capital Gains                      $     4,811,050      $     7,379,261    $   7,042,098  $     611,889  $      52,429
   Tax Return of Capital                        $            --      $            --    $          --  $          --  $          --

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

     The following reclassifications have been made to reflect activity for the year ended October 31, 2002:

                                    Undistributed Net      Accumulated Net      Additional
                                    Investment Income   Realized Gain (Loss)  Paid-in Capital
                                   -----------------------------------------------------------
     Equity Aggressive Strategy      $      76,227        $        (1,525)      $    (74,703)
     Aggressive Strategy                   140,952                  1,763           (142,715)
     Balanced Strategy                     265,572                  1,253           (264,318)
     Moderate Strategy                      58,989                      4            (58,993)
     Conservative Strategy                  36,128                   (100)           (36,029)

34 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued--October 31, 2002

6. Fund Share Transactions

   Share transactions for the fiscal years ended October 31, 2002 and October 31, 2001, were as follows:

                                                                  Shares                    Dollars (000)
   Equity Aggressive Strategy                              2002           2001            2002        2001
    Class C
    Proceeds from shares sold                             3,170,588       1,920,429    $   24,179  $  17,080
    Proceeds from reinvestment of distributions              97,374          89,859           794        862
    Payments for shares redeemed                         (1,727,678)       (886,546)      (12,780)    (7,730)
                                                      -------------    ------------    ----------  ---------
    Net increase (decrease)                               1,540,284       1,123,742        12,193     10,212
                                                      -------------    ------------    ----------  ---------
    Class D
    Proceeds from shares sold                             4,984,413       1,198,196        38,431     10,637
    Proceeds from reinvestment of distributions              34,497          26,912           284        259
    Payments for shares redeemed                         (1,199,689)       (877,174)       (9,646)    (7,622)
                                                      -------------    ------------    ----------  ---------
    Net increase (decrease)                               3,819,221         347,934        29,069      3,274
                                                      -------------    -----------     ----------  ---------
    Class E
    Proceeds from shares sold                             4,918,866       7,678,134        38,037     70,624
    Proceeds from reinvestment of distributions             399,924         461,720         3,269      4,400
    Payments for shares redeemed                         (8,791,249)     (6,465,324)      (68,638)   (58,530)
                                                      -------------    ------------    ----------  ---------
    Net increase (decrease)                              (3,472,459)      1,674,530       (27,332)    16,494
                                                      -------------    ------------    ----------  ---------
    Class S
    Proceeds from shares sold                             8,093,826       4,825,310        64,674     43,591
    Proceeds from reinvestment of distributions             174,482          73,213         1,425        688
    Payments for shares redeemed                        (5,526,598)      (1,485,912)      (43,319)   (12,868)
                                                      -------------    ------------    ----------  ---------
    Net increase (decrease)                               2,741,710       3,412,611        22,780     31,411
                                                      -------------    ------------    ----------  ---------
    Total increase (decrease)                             4,628,756       6,558,817    $   36,710  $  61,391
                                                      =============    ============    ==========  =========
   Aggressive Strategy

    Class C
    Proceeds from shares sold                             6,638,024       4,131,306    $   55,472  $  38,621
    Proceeds from reinvestment of distributions             258,714         105,897         2,241      1,018
    Payments for shares redeemed                         (2,749,042)     (1,228,359)      (22,688)   (11,360)
                                                      -------------    ------------    ----------  ---------
    Net increase (decrease)                               4,147,696       3,008,844        35,025     28,279
                                                      -------------    ------------    ----------  ---------
    Class D
    Proceeds from shares sold                             7,297,961       1,319,267        60,867     11,795
    Proceeds from reinvestment of distributions              82,110          23,773           689        228
    Payments for shares redeemed                         (1,477,358)       (758,973)      (12,466)    (7,122)
                                                      -------------    ------------    ----------  ---------
   Net increase (decrease)                                5,902,713         584,067        49,090      4,901
                                                      -------------    ------------    ----------  ---------
    Class E
    Proceeds from shares sold                             7,139,018       8,123,013        59,775     77,272
    Proceeds from reinvestment of distributions             667,455         423,458         5,732      4,013
    Payments for shares redeemed                         (8,442,741)     (6,208,804)      (70,839)   (58,698)
                                                      -------------    ------------    ----------  ---------
    Net increase (decrease)                                (636,268)      2,337,667        (5,332)    22,587
                                                      -------------    ------------    ----------  ---------
    Class S
    Proceeds from shares sold                             9,109,560       8,392,238        77,981     78,777
    Proceeds from reinvestment of distributions             387,584         137,988         3,311      1,277
    Payments for shares redeemed                         (5,287,865)     (1,797,932)      (44,446)   (16,023)
                                                      -------------    ------------    ----------  ---------
    Net increase (decrease)                               4,209,279       6,732,294        36,846     64,031
                                                      -------------    ------------    ----------  ---------
    Total increase (decrease)                            13,623,420      12,662,872    $  115,629  $ 119,798
                                                      =============    ============    ==========  =========

                                                Notes to Financial Statements 35

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued--October 31, 2002

6. Fund Share Transactions (continued)

                                                                   Shares                   Dollars (000)
Balanced Strategy                                          2002             2001          2002        2001
     Class C
     Proceeds from shares sold                           11,006,385       8,911,382    $   98,075  $  85,085
     Proceeds from reinvestment of distributions            445,617         242,492         3,989      2,306
     Payments for shares redeemed                        (4,142,875)     (1,983,224)      (36,522)   (18,761)
                                                       ------------     -----------    ----------  ---------
     Net increase (decrease)                              7,309,127       7,170,650        65,542     68,630
                                                       ------------     -----------    ----------  ---------
     Class D
     Proceeds from shares sold                           13,407,893       3,042,017       118,861     28,163
     Proceeds from reinvestment of distributions            220,441          65,633         1,944        621
     Payments for shares redeemed                        (3,376,164)       (567,232)      (30,151)    (5,500)
                                                       ------------     -----------    ----------  ---------
     Net increase (decrease)                             10,252,170       2,540,418        90,654     23,284
                                                       ------------     -----------    ----------  ---------
     Class E
     Proceeds from shares sold                           10,969,457      11,085,778        99,091    108,327
     Proceeds from reinvestment of distributions          1,052,019         932,857         9,433      8,917
     Payments for shares redeemed                       (11,550,666)     (9,216,662)     (103,353)   (89,523)
                                                       ------------     -----------    ----------  ---------
     Net increase (decrease)                                470,810       2,801,973         5,171     27,721
                                                       ------------     -----------    ----------  ---------
     Class S
     Proceeds from shares sold                           14,378,612       8,239,300       130,551     79,812
     Proceeds from reinvestment of distributions            532,016         222,637         4,758      2,109
     Payments for shares redeemed                        (6,937,213)     (1,411,795)      (61,828)   (13,310)
                                                       ------------     -----------    ----------  ---------
     Net increase (decrease)                              7,973,415       7,050,142        73,481     68,611
                                                       ------------     -----------    ----------  ---------
     Total increase (decrease)                           26,005,522      19,563,183    $  234,848  $ 188,246
                                                       ============     ===========    ==========  =========
Moderate Strategy

     Class C
     Proceeds from shares sold                            2,997,562       1,431,084    $   28,228  $  14,129
     Proceeds from reinvestment of distributions             74,523          46,670           703        456
     Payments for shares redeemed                          (908,737)       (321,738)       (8,549)    (3,160)
                                                       ------------     -----------    ----------  ---------
     Net increase (decrease)                              2,163,348       1,156,016        20,382     11,425
                                                       ------------     -----------    ----------  ---------
     Class D
     Proceeds from shares sold                            3,920,529         365,964        37,092      3,574
     Proceeds from reinvestment of distributions             54,422          12,403           510        122
     Payments for shares redeemed                          (397,773)       (111,309)       (3,748)    (1,115)
                                                       ------------     -----------    ----------  ---------
     Net increase (decrease)                              3,577,178         267,058        33,854      2,581
                                                       ------------     -----------    ----------  ---------
     Class E
     Proceeds from shares sold                            4,110,364       2,956,253        38,700     29,341
     Proceeds from reinvestment of distributions            206,031         219,958         1,949      2,153
     Payments for shares redeemed                        (3,093,143)     (2,028,033)      (29,477)   (20,159)
                                                       ------------     -----------    ----------  ---------
     Net increase (decrease)                              1,223,252       1,148,178        11,172     11,335
                                                       ------------     -----------    ----------  ---------
     Class S
     Proceeds from shares sold                            3,994,281       2,270,262        38,041     22,667
     Proceeds from reinvestment of distributions            124,651          70,447         1,176        686
     Payments for shares redeemed                        (1,655,567)       (578,023)      (15,606)    (5,682)
                                                       ------------     -----------    ----------  ---------
     Net increase (decrease)                              2,463,365       1,762,686        23,611     17,671
                                                       ------------     -----------    ----------  ---------
     Total increase (decrease)                            9,427,143       4,333,938    $   89,019  $  43,012
                                                       ============     ===========    ==========  =========

36 Notes to Financial Statements

Frank Russell Investment Company
LifePoints(R) Funds

Notes to Financial Statements, continued--October 31, 2002

6. Fund Share Transactions (continued)

                                                          Shares                    Dollars (000)
Conservative Strategy                              2002             2001          2002          2001
   Class C
   Proceeds from shares sold                     1,978,490         960,984      $ 19,731      $ 9,760
   Proceeds from reinvestment of distributions      41,764          23,263           416          233
   Payments for shares redeemed                   (497,210)       (254,544)       (4,990)      (2,575)
                                                ----------      ----------      --------      -------
   Net increase (decrease)                       1,523,044         729,703        15,157        7,418
                                                ----------      ----------      --------      -------

   Class D
   Proceeds from shares sold                     3,711,795         544,598        37,214        5,557
   Proceeds from reinvestment of distributions      38,474           8,393           385           85
   Payments for shares redeemed                 (1,530,811)       (365,272)      (15,263)      (3,748)
                                                ----------      ----------      --------      -------
   Net increase (decrease)                       2,219,458         187,719        22,336        1,894
                                                ----------      ----------      --------      -------

   Class E
   Proceeds from shares sold                     2,864,835       1,879,750        28,825       19,161
   Proceeds from reinvestment of distributions     107,424          87,228         1,074          878
   Payments for shares redeemed                 (1,788,364)       (971,725)      (17,963)      (9,931)
                                                ----------      ----------      --------      -------
   Net increase (decrease)                       1,183,895         995,253        11,936       10,108
                                                ----------      ----------      --------      -------

   Class S
   Proceeds from shares sold                     2,333,867       1,076,370        23,469       11,033
   Proceeds from reinvestment of distributions      60,469          34,564           605          348
   Payments for shares redeemed                 (1,016,302)       (244,475)      (10,233)      (2,487)
                                                ----------      ----------      --------      -------
   Net increase (decrease)                       1,378,034         866,459        13,841        8,894
                                                ----------      ----------      --------      -------
   Total increase (decrease)                     6,304,431       2,779,134      $ 63,270      $28,314
                                                ==========      ==========      ========      =======

7. Line of Credit

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Investment Company did not have any drawdowns during the fiscal year ended October 31, 2002.

8. Beneficial Interest

   As of October 31, 2002, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                           %      %
   ------------------------------------------------------
   Equity Aggressive Strategy              34.4     --
   Aggressive Strategy                     25.5     --
   Balanced Strategy                       21.6   12.4
   Moderate Strategy                       19.3   15.7
   Conservative Strategy                   21.2   17.9

                                                Notes to Financial Statements 37

Report of Independent Accountants


To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each series of Frank Russell Investment Company (in this report comprised of Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, and Conservative Strategy (the "Funds")) at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 16, 2002

38 Report of Independent Accountants

Frank Russell Investment Company
LifePoints(R) Funds

Tax Information--October 31, 2002 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2002:

                                          Total Long-Term
                                           Capital Gains
                                          ----------------
Equity Aggressive Strategy                 $   4,811,050
Aggressive Strategy                            7,379,261
Balanced Strategy                              7,042,098
Moderate Strategy                                611,889
Conservative Strategy                             52,429

Please consult a tax advisor for any questions about federal or state income tax laws.

                                                              Tax Information 39

Frank Russell Investment Company
LifePoints(R) Funds

Disclosure of Information about Fund Directors--October 31, 2002 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   No. of
                                                                                                                 Portfolios
                                                                                                                 in Russell
                               Position(s) Held                                                                    Fund
         Name,                  with Fund and              Term                  Principal Occupation(s)          Complex
          Age,                    Length of                 of                         During the                 Overseen
        Address                  Time Served              Office                      Past 5 Years               by Trustee
        -------                  -----------              ------                      ------------               ----------
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
------------------------------------------------------------------------------------------------------------------------------
  *George F. Russell, Jr.,   Trustee Emeritus and    Appointed until     . Currently, Chairman Emeritus, FRC         36
   Born July 3, 1932         Chairman                successor is        . Currently, Chairman Emeritus, FRIC
                                                     duly elected and      and RIF
   909 A Street              Emeritus since 1999     qualified           . From 1984 to December 1998,
   Tacoma, Washington                                                      Chairman of the Board of FRIC
   98402-1616                                                              and RIF
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  *Lynn L. Anderson,         Trustee since 1987      Appointed until     . Vice Chairman, FRC;                       36
   Born April 22, 1939                               successor is        . Chairman of the Board,
                                                     duly elected and      Trustee, FRIC and RIF;
   909 A Street                                      qualified           . CEO and Chairman of the Board,
   Tacoma, Washington                                                      Russell Fund Distributors, Inc.
   98402-1616                Chairman of the Board   Until successor       and FRIMCo;
                             since 1999              is chosen and       . Trustee, President and Chairman
                                                     qualified by          of the Board, SSgA Funds
                                                     trustees              (investment company) Trustee
                                                                           and Chairman of the Board,
                                                                           Frank Russell Trust Company
                                                                         . Until October 2002, President and
                                                                           CEO, FRIC and RIF
------------------------------------------------------------------------------------------------------------------------------
  *Michael J.A. Phillips,    Trustee since           Appointed until     . Chairman of the Board, President and      36
   Born January 20, 1948     January 2, 2002         successor is          CEO, FRC
                                                     duly elected and    . Trustee, FRIC and RIF
   909 A Street                                      qualified
   Tacoma, Washington
   98402-1616
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,            Trustee since 1984      Appointed until     . 1996 to present, President,               36
Born October 15, 1931                                successor is          Anderson Management Group LLC
                                                     duly elected and      (private investments consulting)
909 A Street                                         qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,           Trustee since 1985      Appointed until     . Retired since 1997                        36
Born December 1, 1919                                successor is        . Until 1997, President, Paul Anton
                                                     duly elected and      and Associates (Marketing
909 A Street                                         qualified             Consultant on emerging international
Tacoma, Washington                                                         markets for small corporations)
98402-1616
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------




         Name,                      Other
          Age,                Directorships Held
        Address                   by Trustee
        -------                   ----------
--------------------------------------------------
INTERESTED TRUSTEES
-------------------
--------------------------------------------------
  *George F. Russell, Jr.,   None
   Born July 3, 1932

   909 A Street
   Tacoma, Washington
   98402-1616
--------------------------------------------------
--------------------------------------------------
  *Lynn L. Anderson,         .  Trustee, The
   Born April 22, 1939          SSgA Funds
                                (investment
   909 A Street                 company);
   Tacoma, Washington
   98402-1616







--------------------------------------------------
  *Michael J.A. Phillips,    None
   Born January 20, 1948

   909 A Street
   Tacoma, Washington
   98402-1616
--------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
--------------------------------------------------
Paul E. Anderson,            None
Born October 15, 1931

909 A Street
Tacoma, Washington
98402-1616
--------------------------------------------------
--------------------------------------------------
Paul Anton, Ph.D.,           None
Born December 1, 1919

909 A Street
Tacoma, Washington
98402-1616
--------------------------------------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

40 Disclosure of Information about Fund Directors

Frank Russell Investment Company
LifePoints(R) Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                         No. of
                                                                                                        Portfolios
                                                                                                       in Russell
                             Position(s) Held                                                              Fund
        Name,                  with Fund and           Term            Principal Occupation(s)           Complex
         Age,                    Length of              of                  During the                   Overseen
       Address                  Time Served           Office               Past 5 Years                  by Trustee
-------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (continued)
 --------------------------------
-------------------------------------------------------------------------------------------------------------------------
William E. Baxter,           Trustee since 1984   Appointed until     . Retired since 1986                   36
Born June 8, 1925                                 successor is
                                                  duly elected and
909 A Street                                      qualified
Tacoma, Washington
98402-1616

-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,            Trustee since 2000   Appointed until     . President, Kristianne Gates Blake,   36
Born January 22, 1954                             successor is          P.S. (accounting services)
                                                  duly elected and
909 A Street                                      qualified
Tacoma, Washington
98402-1616

-------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,             Trustee since 1984   Appointed until     . Retired since 1995                   36
Born October 6, 1930                              successor is
                                                  duly elected and
909 A Street                                      qualified
Tacoma, Washington
98402-1616

-------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,           Trustee since 1984   Appointed until     . Retired since 1981                   36
Born May 5, 1926                                  successor is
                                                  duly elected and
909 A Street                                      qualified
Tacoma, Washington
98402-1616

-------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.     Trustee since 2000   Appointed until     . Currently, President, Simpson        36
Born December 21, 1955                            successor is          Investment Company and several
                                                  duly elected and      additional subsidiary companies,
909 A Street                                      qualified             including Simpson Timber Company,
Tacoma, Washington                                                      Simpson Paper Company and
98402-1616                                                              Simpson Tacoma Kraft Company

-------------------------------------------------------------------------------------------------------------------------
Julie W. Weston              Trustee since 2002   Appointed until     . Retired since 2000                   36
Born October 2, 1943                              successor is          1997 to 2000, Arbitrator,
                                                  duly elected and      The American Arbitration
909 A Street                                      qualified             Association Commercial Panel
Tacoma, Washington                                                      1995 to 1999, Hearing Officer,
98402-1616                                                              University of Washington
                                                                        1987 to 1997, Consulting
                                                                        Attorney
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------

        Name,                                Other
         Age,                         Directorships Held
       Address                            by Trustee
--------------------------------------------------------------
 INDEPENDENT TRUSTEES (continued)
 --------------------------------
--------------------------------------------------------------
William E. Baxter,                           None
Born June 8, 1925

909 A Street
Tacoma, Washington
98402-1616

--------------------------------------------------------------

--------------------------------------------------------------
Kristianne Blake,                            . Trustee,
Born January 22, 1954                          WM Group
                                               of Funds
909 A Street                                   (investment
Tacoma, Washington                             company);
98402-1616                                   . Director,
                                               Avista Corp.
--------------------------------------------------------------
Lee C. Gingrich,                             None
Born October 6, 1930

909 A Street
Tacoma, Washington
98402-1616

--------------------------------------------------------------
Eleanor W. Palmer,                           None
Born May 5, 1926

909 A Street
Tacoma, Washington
98402-1616

--------------------------------------------------------------
Raymond P. Tennison, Jr.                     None
Born December 21, 1955

909 A Street
Tacoma, Washington
98402-1616

--------------------------------------------------------------
Julie W. Weston                              None
Born October 2, 1943

909 A Street
Tacoma, Washington
98402-1616


--------------------------------------------------------------

                               Disclosure of Information about Fund Directors 41

Frank Russell Investment Company
LifePoints(R) Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                          Position(s) Held
         Name,              with Fund and              Term                             Principal Occupation(s)
          Age,                Length of                 of                                    During the
        Address              Time Served              Office                                 Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,        Treasurer and Chief    Until successor     .  Treasurer and Chief Accounting Officer, FRIC and RIF 1996 to
Born November 26, 1963  Accounting Officer     is chosen and          present,
                        since 1998             qualified by        .  Director, Funds Administration, FRIMCo and Frank Russell
909 A Street                                   Trustees               Trust Company
Tacoma, Washington                                                 .  Treasurer, SSgA Funds (investment company);
98402-1616                                                         .  Manager, Funds Accounting and Taxes, Russell Fund
                                                                      Distributors, Inc.
                                                                   .  April 1996 to August 1998, Assistant Treasurer, FRIC and RIF;
                                                                      November 1995 to July 1998, Assistant Secretary, SSgA Funds;
                                                                      February 1997 to July 1998, Manager, Funds Accounting and
                                                                      Taxes, FRIMCo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,        Director of            Until removed by    .  Director of Investments, FRIC and RIF
Born October 3, 1953    Investments            Trustees            .  Chief Investment Officer, Frank Russell Trust Company
                        since 1991                                 .  Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,            Secretary and          Until removed by    .  Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941    General Counsel        Trustees            .  Frank Russell Trust Company and Russell Fund Distributors,
                        since 1994                                    Inc.
909 A Street                                                       .  Director, Secretary and General Counsel, Frank Russell
Tacoma, Washington                                                    Capital Inc.
98402-1616                                                         .  Director and Secretary, Russell 20-20 Association
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson        Director of            Until removed by    .  Director of Short-Term Investment Funds, FRIC, RIF, FRIMCo and
Born July 20, 1960      Short-Term             Trustees               Frank Russell Trust Company
                        Investment Funds                           .  From 1991 to 2001, Portfolio Manager, FRIC, RIF, FRIMCo and
909 A Street            since 2001                                    Frank Russell Trust Company
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------

42 Disclosure of Information about Fund Directors

Frank Russell Investment Company
LifePoints(R) Funds

Matter Submitted to a Vote of Shareholders--October 31, 2002 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2002.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompany the description of each matter

1. Election of Trustees.
Vote:
-----

                                                                       For                                              Withheld
                                                              --------------------                                ------------------
Kristianne Blake                                                2,411,474,404.404                                   8,451,167.148
Raymond P. Tennison, Jr.                                        2,411,476,320.327                                   8,449,251.225

4.a To amend the fundamental investment restriction regarding borrowing.
Vote:
-----
                                                                      For                  Against                      Abstain
                                                              --------------------    -----------------           ------------------
Aggressive Strategy                                                10,814,636.280         630,193.142                 172,426.000
Balanced Strategy                                                  22,526,902.937       1,109,581.796                 306,290.413
Conservative Strategy                                               1,027,940.196          21,018.000                   8,074.000
Equity Aggressive Strategy                                         11,142,494.465         498,567.783                  95,957.979
Moderate Strategy                                                   2,927,699.515         104,387.000                  71,744.000

4.b To amend the fundamental investment
restriction regarding underwriting.
Vote:
-----
                                                                      For                  Against                      Abstain
                                                              --------------------    -----------------           ------------------
Aggressive Strategy                                                10,779,175.190         670,335.232                 167,745.000
Balanced Strategy                                                  22,522,494.737       1,110,152.996                 310,127.413
Conservative Strategy                                               1,030,995.196          19,073.000                   6,964.000
Equity Aggressive Strategy                                         11,059,496.167         581,566.081                  95,957.979
Moderate Strategy                                                   2,892,265.445         139,821.070                  71,744.000

4.c To amend the fundamental investment restriction regarding lending.
Vote:
-----
                                                                      For                  Against                      Abstain
                                                              --------------------    -----------------           ------------------
Aggressive Strategy                                                10,753,594.110         696,044.312                 167,617.000
Balanced Strategy                                                  22,016,442.137       1,608,438.596                 317,894.413
Conservative Strategy                                                 986,053.196          64,015.000                   6,964.000
Equity Aggressive Strategy                                         11,115,949.237         525,113.011                  95,957.979
Moderate Strategy                                                   2,752,369.485         279,717.030                  71,744.000

4.d To amend the fundamental investment restriction regarding investing in commodities.
Vote:
-----
                                                                      For                  Against                      Abstain
                                                              --------------------    -----------------           ------------------
Aggressive Strategy                                                10,666,813.142         779,418.280                 171,024.000
Balanced Strategy                                                  21,943,153.733       1,711,998.000                 287,623.413
Conservative Strategy                                                 965,026.386          85,041.810                   6,964.000
Equity Aggressive Strategy                                         11,093,480.248         536,584.000                 106,955.979
Moderate Strategy                                                   2,729,031.515         297,153.000                  77,646.000


                                   Matter Submitted to a Vote of Shareholders 43

Frank Russell Investment Company
LifePoints(R) Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

4.e To amend the fundamental investment restriction regarding issuing senior securities.
Vote:
----

                                                  For                Against         Abstain
                                           ----------------    ---------------  --------------
Aggressive Strategy                          10,903,728.422        437,955.000     275,572.000
Balanced Strategy                            22,529,319.933      1,021,914.800     391,540.413
Conservative Strategy                         1,030,607.386         19,460.810       6,964.000
Equity Aggressive Strategy                   11,125,574.248        508,815.000     102,630.979
Moderate Strategy                             2,885,992.485        140,192.030      77,646.000

4.f To amend the fundamental investment restriction regarding industry concentration.
Vote:
----

                                                  For                Against         Abstain
                                           ----------------    ---------------  --------------
Aggressive Strategy                          10,932,239.622        508,141.800     176,874.000
Balanced Strategy                            22,605,099.933      1,044,774.800     292,900.413
Conservative Strategy                         1,028,663.386         21,404.810       6,964.000
Equity Aggressive Strategy                   11,212,226.418        422,162.830     102,630.979
Moderate Strategy                             2,905,575.485        125,522.030      72,733.000

5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
Vote:
-----

                                                  For                Against         Abstain
                                           ----------------    ---------------  --------------
Aggressive Strategy                          10,800,478.410        650,236.012     166,541.000
Balanced Strategy                            22,424,771.737      1,224,514.996     293,488.413
Conservative Strategy                         1,021,077.016         28,991.180       6,964.000
Equity Aggressive Strategy                   11,100,552.367        540,509.881      95,957.979
Moderate Strategy                             2,848,377.915        178,795.600      76,657.000

5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
Vote:
----

                                                  For                Against         Abstain
                                           ----------------    ---------------  --------------
Aggressive Strategy                          10,585,832.580        868,324.841     163,098.000
Balanced Strategy                            21,812,211.737      1,838,685.996     291,877.413
Conservative Strategy                           960,145.206         89,922.990       6,964.000
Equity Aggressive Strategy                   11,069,709.367        571,513.881      95,796.979
Moderate Strategy                             2,673,379.885        357,681.630      72,769.000

5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
Vote:
----

                                                  For                Against         Abstain
                                           ----------------    ---------------  --------------
Aggressive Strategy                          10,903,729.592        538,990.830     174,535.000
Balanced Strategy                            22,593,962.733      1,048,538.000     300,274.413
Conservative Strategy                         1,030,206.196         17,331.000       9,495.000
Equity Aggressive Strategy                   11,137,586.248        503,476.000      95,957.979
Moderate Strategy                             2,895,005.515        135,067.000      73,758.000

44 Matter Submitted to a Vote of Shareholders

Frank Russell Investment Company
LifePoints(R) Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

   5.d To eliminate the fundamental investment restriction regarding investments in options.
   Vote:
   -----

                                                    For                 Against         Abstain
                                             -----------------    ---------------  --------------
   Aggressive Strategy                          10,583,342.410        864,777.012     169,136.000
   Balanced Strategy                            21,783,938.737      1,814,688.996     344,147.413
   Conservative Strategy                           957,977.206         89,559.990       9,495.000
   Equity Aggressive Strategy                   11,059,721.367        567,742.881     109,555.979
   Moderate Strategy                             2,721,628.915        309,432.600      72,769.000

   5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
   Vote:
   -----

                                                    For                 Against         Abstain
                                             -----------------    ---------------  --------------
   Aggressive Strategy                          10,887,778.142        458,264.280     271,213.000
   Balanced Strategy                            22,525,012.733        993,220.000     424,542.413
   Conservative Strategy                         1,018,117.386         29,419.810       9,495.000
   Equity Aggressive Strategy                   11,124,348.248        503,116.000     109,555.979
   Moderate Strategy                             2,890,091.515        136,057.000      77,682.000

   5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
   Vote:
   -----

                                                    For                 Against         Abstain
                                             -----------------    ---------------  --------------
   Aggressive Strategy                          11,012,803.142        436,238.280     168,214.000
   Balanced Strategy                            22,628,790.733        985,014.000     328,970.413
   Conservative Strategy                         1,023,535.196         24,002.000       9,495.000
   Equity Aggressive Strategy                   11,131,415.248        511,140.000      94,464.979
   Moderate Strategy                             2,866,987.515        133,328.000     103,515.000

   5.g To eliminate the fundamental investment restrictions regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
   Vote:
   -----

                                                    For                 Against         Abstain
                                             -----------------    ---------------  --------------
   Aggressive Strategy                          10,916,880.390        527,140.032     173,235.000
   Balanced Strategy                            22,556,551.137      1,042,566.596     343,657.413
   Conservative Strategy                         1,019,315.386         30,752.810       6,964.000
   Equity Aggressive Strategy                   11,133,685.237        507,377.011      95,957.979
   Moderate Strategy                             2,857,676.485        172,396.030      73,758.000

                                   Matter Submitted to a Vote of Shareholders 45

LifePoints(R) Funds

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

Trustees Emeritus
 George F. Russell, Jr.

Officers
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate
  General Counsel
 Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

Manager, Transfer and Dividend Paying Agent
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

Consultant
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

Custodian
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

Office of Shareholder Inquiries
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

Legal Counsel
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

Distributor
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

Independent Accountants
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

Money Managers of Underlying Funds

Diversified Equity Fund
 Alliance Capital Management L.P., through its Bernstein
  Investment Research and Management Unit, New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Peachtree Asset Management, Atlanta, GA
 Strong Capital Management, Inc., Menomonee Falls, WI
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Global Advisors, L.P., Boulder, CO

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, a unit of the Investment
  Management Division of Goldman Sachs & Co.,
  New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Sirach Capital Management, Inc., Seattle, WA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

Quantitative Equity Fund
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 J.P. Morgan Investment Management Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

46 Manager, Money Managers and Service Providers

LifePoints(R) Funds

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

International Securities Fund
 Alliance Capital Management L.P., through its Bernstein
  Investment Research and Management Unit, New York, NY
 AQR Capital Management, LLC, New York, NY
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Driehaus Capital Management, Inc., Chicago, IL
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., through its Bernstein
  Investment Research and Management Unit, New York, NY
 Foreign & Colonial Emerging Markets Limited,
  London, England
 Genesis Asset Managers Limited, London, England
 Schroder Investment Management North America Ltd.,
  New York, NY
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 RREEF America L.L.C., Chicago, IL
 Security Capital Research & Management Incorporated,
  Chicago, IL

Short Term Bond Fund
 BlackRock Financial Management, Inc., New York, NY
 Merganser Capital Management LP, Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Diversified Bond Fund
 Lincoln Capital Management Company, Chicago, IL
 Pacific Investment Management Company LLC,
  Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Multistrategy Bond Fund
 Delaware Management Company, a series of
  Delaware Management Business Trust, Philadelphia, PA
 Morgan Stanley Investments, LP, West Conshohocken, PA
 Pacific Investment Management Company LLC,
  Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                                Manager, Money Managers and Service Providers 47

[LOGO]FRANK RUSSELL


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-022 (1002)